Perritt Ultra MicroCap Fund
Schedule of Investments	July 31, 2020
		(Unaudited)
Shares	COMMON STOCKS - 99.08%	Value
	Administrative and Support Services - 0.94%
12,548	Hudson Global, Inc. (a)	116,822
		116,822
	Aerospace & Defense - 1.05%
40,000	CPI Aerostructures, Inc. (a)	130,800
		130,800
	Biotechnology - 0.70%
9,500	Opiant Pharmaceuticals, Inc. (a)	87,210
		87,210
	Building Materials - 1.79%
45,000	Tecnoglass, Inc. (d)	222,750
		222,750
	Business Services - 21.73%
12,500	BG Staffing, Inc.	113,500
100,336	CynergisTek, Inc. (a)	170,571
90,000	DLH Holdings Corp. (a)	914,400
104,393	Information Services Group, Inc. (a)	214,006
20,000	Intrusion, Inc. (a)	204,000
18,000	Issuer Direct Corp. (a)	269,640
60,000	Medicine Man Technologies, Inc. (a)	79,200
100,000	Support.com, Inc.	167,000
14,000	Transcat, Inc. (a)	390,600
25,000	USA Technologies, Inc. (a)	178,250
		2,701,167
	Chemical & Related Products - 2.60%
37,500	Northern Technologies International Corp.	323,625
		323,625
	Computer & Electronic Product Manufacturing - 4.20%
50,000	PC-Tel, Inc.	327,500
720,000	Singing Machine Co., Inc. (a)	194,400
		521,900
	Computer and Electronic Product Manufacturing - 4.65%
16,000	Airgain, Inc. (a)	204,800
50,000	Luna Innovations, Inc. (a)	283,500
150,000	Orbital Energy Group, Inc. (a)	89,385
		577,685
	Computers & Electronics - 2.12%
10,000	Napco Security Technologies, Inc. (a)	263,800
		263,800
	Construction & Engineering - 1.45%
15,000	Gencor Industries, Inc. (a)	179,550
		179,550
	Consumer Goods - 5.87%
35,941	Jerash Holdings US, Inc.	158,500
20,000	Natural Alternatives International, Inc. (a)	136,200
70,000	New Age Beverages Corp. (a)	158,900
15,000	Turtle Beach Corp. (a)	275,100
		728,700

	Consumer Services - 1.27%
35,000	DHI Group, Inc. (a)	87,500
25,000	ZAGG, Inc. (a)	71,250
		158,750
	Diversified Financials - 1.14%
25,000	Safeguard Scientifics, Inc.	142,250
		142,250
	Electronic Equipment & Instruments - 2.40%
31,000	Identiv, Inc. (a)	158,720
30,000	Iteris, Inc. (a)	139,200
		297,920
	Energy & Related Services - 1.56%
85,000	Mitcham Industries, Inc. (a)	193,800
		193,800
	Environmental Services - 1.83%
160,000	Quest Resource Holding Corp. (a)	227,200
		227,200
	Financial Holding Company - 0.93%
36,759	CCUR Holdings, Inc.	116,158
		116,158
	Financial Services - 2.92%
7,500	AMREP Corp. (a)	33,450
17,500	Hennessy Advisors, Inc.	137,200
17,500	Silvercrest Asset Management Group, Inc. - Class A	192,500
		363,150
	Health Care - 0.83%
60,000	Rockwell Medical Technologies, Inc. (a)	103,200
		103,200
	Healthcare Services - 1.64%
30,000	Trxade Group, Inc. (a)	203,400
		203,400
	Leisure - 4.29%
30,000	Century Casinos, Inc. (a)	120,900
325,000	Galaxy Gaming, Inc. (a)	412,750
		533,650
	Machinery Manufacturing - 0.99%
5,000	GRAHAM Corp.	65,800
50,000	TechPrecision Corp. (a)	57,000
		122,800
	Medical Supplies & Services - 6.54%
25,000	Biomerica, Inc. (a)	227,750
75,000	Check Cap, Ltd. (a)(d)	44,123
400,000	First Choice Healthcare Solutions, Inc. (a)	19,000
10,000	Lakeland Industries, Inc. (a)	236,600
34,135	Sensus Healthcare, Inc. (a)	99,333
18,500	Taylor Devices, Inc. (a)	186,110
		812,916
	Oil & Gas Services - 1.23%
186,677	Profire Energy, Inc. (a)	153,075
		153,075
	Pharmaceuticals - 2.39%
60,000	ImmuCell Corp. (a)	297,600
		297,600

	Professional, Scientific, and Technical Services - 1.20%
25,000	Perion Network, Ltd. (a)(d)	148,750
		148,750
	Real Estate - 2.42%
30,000	Fathom Holdings, Inc. (a)	300,900
		300,900
	Real Estate Investment Trusts - 1.84%
25,495	Global Self Storage, Inc.	95,351
40,000	Sachem Capital Corp.	132,800
		228,151
	Retail - 0.40%
80,000	Superior Drilling Products, Inc. (a)	50,192
		50,192
	Semiconductor Related Products - 3.21%
40,000	AXT, Inc. (a)	191,600
14,000	DSP Group, Inc. (a)	207,900
		399,500
	Software - 4.09%
30,000	Asure Software, Inc. (a)	193,500
20,000	GlobalSCAPE, Inc.	190,600
40,000	NetSol Technologies, Inc. (a)	122,800
		506,900
	Specialty Manufacturing - 5.72%
60,000	Data I/O Corp. (a)	225,000
17,500	GSI Technology, Inc. (a)	100,100
50,000	Gulf Island Fabrication, Inc. (a)	148,000
5,500	UFP Technologies, Inc. (a)	237,270
		710,370
	Telecommunications - 1.30%
200,000	Mobivity Holdings Corp. (a)	162,000
		162,000
	Utilities - 1.84%
22,000	Global Water Resources, Inc.	228,580
		228,580

	TOTAL COMMON STOCKS (Cost $12,507,944)	12,315,221

Contracts	WARRANTS - 0.00%	Value
	Medical Supplies & Services - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)	0
	TOTAL WARRANTS (Cost $85,000)	0

Shares	SHORT-TERM INVESTMENTS - 2.76%	Value
	Money Market Funds - 2.76%
343,088	First American Government Obligations Fund, Class X, 0.09% (c)	343,088
	TOTAL SHORT-TERM INVESTMENTS (Cost $343,088)	343,088

	Total Investments (Cost $12,936,032) - 101.84%	12,658,309
	Liabilities in Excess of Other Assets - (1.84)%	(228,873)
	TOTAL NET ASSETS - 100.00%	$12,429,436

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of market value or 0% of net assets.This security was classified as Level 2 and is deemed to be illiquid.

(c)	Variable rate security; the rate shown is the seven-day yield as of July 31, 2020.
(d)	Foreign issued security.